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NORTH
CAROLINA
DAILY
MUNICIPAL
INCOME
FUND, INC.






                                  Annual Report
                                 August 31, 1996






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



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NORTH CAROLINA                           600 FIFTH AVENUE, NEW YORK, N.Y. 10020
DAILY MUNICIPAL                                                    212/830-5200
INCOME FUND, INC.

===============================================================================




Dear Shareholder:



We are pleased to present the annual report of North Carolina Daily Municipal Income Fund, Inc. for the year ended August 31, 1996.


The Fund had net assets of $172,385,479 and 3,214 active shareholders as of August 31, 1996. Dividends earned on a share held throughout the period were $.029 which, when adjusted for the compounding effect of the reinvestment of dividends, represents a 2.87% yield on an annual basis.


We thank you for your support and look forward to continuing to serve your cash management needs.


Sincerely,


/s/ Steven W. Duff


Steven W. Duff
President


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



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NORTH CAROLINA DAILY MUNICIPAL INCOME FUND, INC.
STATEMENT OF NET ASSETS
AUGUST 31, 1996

===============================================================================



                                                                                                                    Ratings (a)
                                                                                                                 ------------------
   Face                                                                     Maturity              Value                    Standard
  Amount                                                                     Date        Yield   (Note 1)        Moody's &   Poor's
  ------                                                                     ----        -----   --------        -------  ---------
Other Tax Exempt Investments (9.73%)
-----------------------------------------------------------------------------------------------------------------------------------


$ 3,300,000   Bertie County, NC Water BAN (b)
              FHA Insured                                                   12/18/96     3.64%   $ 3,300,937
    425,000   Buncomb County, NC Metropolitan Sewer Authority
              Escrowed in U.S. Government Securities                        07/01/97     3.80        425,000     Aaa       AAA
    250,000   Charlotte, NC COPS
              AMBAC Insured                                                 12/01/96     3.30        251,456     Aaa       AAA
    500,000   Charlotte, NC Water & Sewer                                   10/01/96     3.45        501,249     Aaa       AAA
  2,000,000   County of Johnson, NC COPS
              (Johnson County Schools Judicial Annex &
              Healthcare Project) - Series 1996
              MBIA Insured                                                  09/01/97     3.84      2,000,000     Aaa       AAA
    500,000   Durham, NC
              Collateralized by U.S. Government                             02/01/97     3.13        517,415     Aaa       AAA
  1,000,000   Greensboro, NC GO                                             03/01/97     3.13      1,006,934     Aa1       AAA
    620,000   Harrelsville, NC Water BAN (b)
              FHA Insured                                                   09/11/96     3.51        620,080
    445,000   Northampton County, NC GO Bond
              MBIA Insured                                                  06/01/97     3.67        447,395     Aaa       AAA
    947,500   Southern Wayne County, NC Sanitary District Sewer BAN (b)
              FHA Insured                                                   11/06/96     3.61        947,739
    750,000   State of North Carolina GO
              Pre-Refunded in Government                                    06/01/97     3.75        750,000     Aaa       AAA
  3,904,000   Weaverville, NC Water BAN (b)
              FHA Insured                                                   11/20/96     3.46      3,904,812
    500,000   Winston-Salem, NC COPS - Series A                             10/01/96     3.39        500,653     Aa1       AAA
    500,000   Winston-Salem, NC COPS - Series A                             10/01/96     3.64        500,580     Aa1       AAA
  1,105,000   Winston-Salem, NC COPS - Series A                             10/01/96     3.52      1,106,345     Aa1       AAA
-----------                                                                                      -----------
 16,746,500   Total Other Tax Exempt Investments                                                  16,780,595
-----------                                                                                      -----------

Other Variable Rate Demand Instruments (c) (67.43%)
-----------------------------------------------------------------------------------------------------------------------------------
$ 3,000,000   Beaufort, NC PCRB (Texas Gulf Inc.) - Series 1985
              LOC Societe Generale                                          12/01/00     3.60%   $ 3,000,000     Aaa
    700,000   Buncombe County, NC PCRB (Ashville Incorporated Project) (b)
              LOC Nations Bank                                              06/01/07     3.70        700,000

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                       See Notes to Financial Statements.

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===============================================================================

                                                                                                                    Ratings (a)
                                                                                                                 ------------------
Face                                                                        Maturity              Value                    Standard
Amount                                                                       Date        Yield   (Note 1)        Moody's  &  Poor's
------                                                                      ------       -----   -------         -------    -------
Other Variable Rate Demand Instruments (c) (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
$ 2,000,000   Burke County, NC PCFA (Jobs Project)
              LOC Wachovia Bank & Trust Co., N.A.                           06/01/02     3.65%   $ 2,000,000               A1+
  1,000,000   Charlotte Mecklenburg
              Hospital Authority Health Care RB - Series B                  01/15/26     3.40      1,000,000     VMIG-1    A1
  2,000,000   Charlotte Mecklenburg
              Hospital Authority Health Care RB - Series D                  01/15/26     3.40      2,000,000     VMIG-1    A1
  4,595,000   Charlotte, NC Airport RB
              MBIA Insured                                                  07/01/16     3.35      4,595,000     VMIG-1    A1+
  5,000,000   County of Mecklenburg, NC                                     03/01/15     3.45      5,000,000     VMIG-1    A1+
  2,200,000   Durham, NC Public Improvement                                 02/01/10     3.35      2,200,000     VMIG-1    A1+
  3,500,000   Gaston County, NC Industrial Facilities PCRB
              (Allibert, Inc. Project) - Series 1987
              LOC Bank of Nova Scotia                                       01/01/12     3.60      3,500,000               A1
    260,000   Gaston County, NC PCFA
              (Keystone Carbon Company)
              LOC Mellon Bank, N.A.                                         09/01/00     3.70        260,000     P1        A1
  5,000,000   Granville County, NC Industrial Facilities PCFA
              (Mayville Metal Product Project)
              LOC PNC Bank                                                  05/23/20     3.65      5,000,000     P1        A1
  1,000,000   Greensboro, NC Public Improvement - Series B                  04/01/14     3.35      1,000,000     VMIG-1    A1+
    650,000   Greensboro, NC Public Improvement - Series B                  04/01/10     3.35        650,000     VMIG-1    A1+
  1,750,000   Greensboro, NC Public Improvement - Series B                  04/01/11     3.35      1,750,000     VMIG-1    A1+
  1,500,000   Guilford County, NC (Bonset America)
              LOC Dai-Ichi Kangyo Bank, Ltd. & Industrial Bank of Japan     05/01/09     3.70      1,500,000               A1
  3,000,000   Harnett County, NC Industrial Facilities PCFA IDRB
              (Edwards Brothers Inc. Project) (b)
              LOC Wachovia Bank & Trust Co., N.A.                           01/01/07     3.55      3,000,000
  2,000,000   Iredell County, NC (Jet Corr Inc.)
              LOC National Bank of Canada                                   09/01/99     3.70      2,000,000               A1
  1,100,000   Iredell County, NC Industrial Facilities PCFA RB
              (Purina Mills Inc.)
              LOC Bank of Nova Scotia                                       07/01/20     3.60       1,100,000              A1+

-------------------------------------------------------------------------------
                       See Notes to Financial Statements.

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NORTH CAROLINA DAILY MUNICIPAL INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
AUGUST 31, 1996

===============================================================================


                                                                                                                     Ratings (a)
                                                                                                                 ------------------
Face                                                                        Maturity               Value                   Standard
Amount                                                                        Date       Yield   (Note 1)        Moody's  &  Poor's
------                                                                      -------      -----   -------         -------   --------

Other Variable Rate Demand Instruments (c) (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
$ 1,000,000   Johnson County, NC
              Industrial Facilities & Pollution Control IDRB (b)
              LOC PNC Bank                                                  03/01/11     3.70%   $ 1,000,000
  1,000,000   Lenoir County, NC Industrial Facilities PCFA RRRB
              (Carolina Energy, LP Project)
              LOC Bank of Tokyo - Mitsubishi Bank, Ltd.                     07/01/22     3.75      1,000,000     VMIG-1    A1
  3,800,000   Lenoir County, NC Industrial Facilities
              (West Co. of Nebraska Inc.) - Series 1985 (b)
              LOC Dresdner Bank A.G.                                        10/01/05     3.55      3,800,000
  1,600,000   Lincoln County, NC Industrial Facilities PCFA RB
              (General Marble)
              LOC National Bank of Canada                                   09/01/00     3.70      1,600,000     P1        A1
  1,000,000   Mecklenberg County, NC Industrial Facilities & PCFA
              (EDG Comb Metals) (b)
              LOC BNP U.S. Finance Corporation                              12/01/09     3.50      1,000,000
  1,500,000   Mecklenburg County, NC (Otto Industry)
              LOC Rabobank Nederland                                        10/01/08     3.70      1,500,000     P1
  2,000,000   Mecklenburg County, NC IDRB (Virkler Company) (b)
              LOC First Union National Bank                                 12/01/04     3.70      2,000,000
  1,500,000   Mecklenburg County, NC Industrial Facilities & PCFA
              (Griffith Micro Science Project)
              LOC ABN AMRO Bank N.V.                                        11/01/07     3.60      1,500,000               A1+
  2,000,000   Moore County, NC (Perdue Farm Project)
              LOC Rabobank Nederland                                        06/01/10     3.45      2,000,000     P1        A1+
  3,000,000   North Carolina Medical Care Community Hospital
              (Pooled Equipment Financing Project) - Series 1985
              MBIA Insured                                                  12/01/25     3.65      3,000,000     VMIG-1    A1+
  2,900,000   North Carolina Education Facilities
              (Davidson College Project) (b)                                12/01/04     3.50      2,900,000
  2,525,000   North Carolina Education Facilities Finance Agency RB
              (Wake Forest University Project)                              01/01/09     3.40      2,525,000     VMIG-1
  3,500,000   North Carolina Education Facilities Finance Authority
              (Duke University) - Series 1991B                              12/01/21     3.45      3,500,000     VMIG-1    A1+


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                       See Notes to Financial Statements.

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===============================================================================

                                                                                                                     Ratings (a)
                                                                                                                 ------------------
Face                                                                        Maturity              Value                    Standard
Amount                                                                        Date       Yield   (Note 1)        Moody's  &  Poor's
-----                                                                       -------      -----   --------        -------     ------
Other Variable Rate Demand Instruments (c) (Continued)
-----------------------------------------------------------------------------------------------------------------------------------

$ 2,150,000   North Carolina Medical Care Commission HRB
              (Duke University Project) - Series A                          06/01/23     3.45%   $ 2,150,000     VMIG-1    A1+
  3,100,000   North Carolina Medical Care Commission HRB
              (Park Ridge Hospital Project)
              LOC Nations Bank                                              08/15/18     3.45      3,100,000                A1
  1,000,000   Pasquotank County, NC Industrial Facilities PCFA IDRB
              (J.W. Jones Lumber Co., Inc. Project) - Series 1995 (b)
              LOC Wachovia Bank & Trust Co., N.A.                           10/01/10     3.55      1,000,000
    900,000   Piedmont Triad, NC Airport Authority
              (The Cessna Aircraft Company)
              LOC Nations Bank                                              10/01/12     3.70        900,000               A1
 14,000,000   Raleigh-Durham, NC
              Airport Authority Special Facilities Refunding RB
              (American Airlines Inc.) - Series 1995A
              LOC Royal Bank of Canada                                      11/01/15     3.85     14,000,000               A1+
    800,000   Randolph County, NC Industrial Facilities & PCFA (b)
              LOC Bank One Ohio                                             09/01/05     3.70        800,000
  1,250,000   Samson County, NC PCFA (Dubose Strapping)
              LOC First Union National Bank                                 02/01/99     3.70      1,250,000     P1
  1,000,000   Union County, NC Facilities Pollution Control (Square D)
              LOC Morgan Guaranty Trust Company                             03/01/03     3.50      1,000,000     VMIG-1
  6,700,000   University of North Carolina,
              Chapel Hill School of Medicine Ambulatory Care Clinic         07/01/12     3.45      6,700,000               A1+
  1,000,000   University of North Carolina,
              University School of Dentistry Clinic RB (b)
              LOC Wachovia Bank & Trust Co., N.A.                           09/01/10     3.50      1,000,000
 10,600,000   Wake County, NC Industrial Facilities PCFA
              (Carolina Power and Light) - Series A
              LOC Credit Suisse                                             05/01/15     3.40     10,600,000     P1        A1+
  2,300,000   Warren County, NC Industrial Facilities
              (Glen Raven Mills Project) (b)
              LOC Wachovia Bank & Trust Co., N.A.                           05/01/06     3.55      2,300,000


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                       See Notes to Financial Statements.

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NORTH CAROLINA DAILY MUNICIPAL INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
AUGUST 31, 1996

===============================================================================



                                                                                                                    Ratings (a)
                                                                                                                  -----------------
Face                                                                        Maturity              Value                    Standard
Amount                                                                       Date        Yield   (Note 1)        Moody's  &  Poor's
-------                                                                     -----        -----   -------         -------    -------
Other Variable Rate Demand Instruments (c) (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
$ 2,675,000   Winston-Salem, NC COPS - Series 1988                          07/01/09     3.55%   $ 2,675,000               A1+
    500,000   Winston-Salem, NC GO Bond                                     06/01/07     3.50        500,000     VMIG-1    A1+
    680,000   Yancey County, NC Industrial Facilities
              (Avondale Mills Inc. Project)
              LOC Suntrust                                                  01/01/97     3.50        680,000     P1
-----------                                                                                      -----------
116,235,000   Total Other Variable Rate Demand Instruments                                       116,235,000
-----------                                                                                      -----------


Put Bonds (d) (4.39%)
-----------------------------------------------------------------------------------------------------------------------------------
$ 2,465,000   North Carolina Industrial Facilities PCFA (GVK America Inc.)
              LOC Union Bank of Switzerland                                 12/01/96     3.90%   $ 2,465,000               AAA
    900,000   North Carolina Industrial Facilities PCFA RB
              (Greer Labs Incorporated Project)
              LOC First Union National Bank                                 12/01/96     4.00        900,000               A+
  2,700,000   Puerto Rico Industrial Medical & Environmental PCFA RB
              (Merck & Co. Inc. Project) - Series 1983A                     12/01/96     4.00      2,700,000     Aaa       AAA
  1,500,000   Puerto Rico Industrial Medical & Environmental PCFA RB
              (Reynolds Metals Corporation)
              LOC ABN AMRO Bank N.V.                                        09/01/97     3.73      1,500,720     MIG-1     A1+
-----------                                                                                      -----------
  7,565,000   Total Put Bonds                                                                      7,565,720
-----------                                                                                      -----------


Revenue Bond (1.74%)
-----------------------------------------------------------------------------------------------------------------------------------
$ 3,000,000   Puerto Rico Industrial Medical & Environmental PCFA RB
              (Abbott Laboratories) - Series 1983A (d)                      03/01/97     3.41%   $ 3,000,000     Aa1       AAA
-----------                                                                                      -----------
  3,000,000   Total Revenue Bond                                                                   3,000,000
 ----------                                                                                      -----------


Tax Exempt Commercial Paper (17.17%)
-----------------------------------------------------------------------------------------------------------------------------------
$ 1,275,000   City of Winston, NC
              (Summit Square Garden Apartment Project) - Series 1989
              FHA Insured                                                   09/16/96     3.50%   $ 1,275,000               A1+
  3,000,000   City of Winston-Salem, NC (Water & Sewer System)              09/10/96     3.60      3,000,000     VMIG-1    A1+
  7,000,000   North Carolina Eastern Municipal Power Agency - Series 1988B
              LOC Morgan Guaranty & Union Bank of Switzerland               09/10/96     3.65      7,000,000               A1+
  3,000,000   North Carolina Eastern Municipal Power Agency - Series 1988B
              LOC Morgan Guaranty & Union Bank of Switzerland               09/24/96     3.25      3,000,000               A1+

-------------------------------------------------------------------------------
                       See Notes to Financial Statements.

-------------------------------------------------------------------------------


===============================================================================


                                                                                                                   Ratings (a)
                                                                                                                 ------------------
Face                                                                        Maturity              Value                    Standard
Amount                                                                        Date       Yield   (Note 1)        Moody's  &  Poor's
------                                                                      ------       -----   -------         -------   --------
Tax Exempt Commercial Paper (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
$ 4,315,000   North Carolina Municipal Electric RB (Catawba)
              LOC Morgan Guaranty & Union Bank of Switzerland               09/11/96     3.45%   $ 4,315,000     P1        A1+
  3,000,000   North Carolina Municipal Electric RB (Catawba)
              LOC Morgan Guaranty & Union Bank of Switzerland               09/18/96     3.50      3,000,000     P1        A1+
  3,000,000   North Carolina Municipal Electric RB (Catawba)
              LOC Morgan Guaranty & Union Bank of Switzerland               09/26/96     3.50      3,000,000     P1        A1+
  5,000,000   North Carolina Municipal Power Agency#1 RB
              (Catawba Project)
              LOC Morgan Guaranty & Union Bank of Switzerland               09/17/96     3.45      5,000,000     P1        A1+
-----------                                                                                      -----------
 29,590,000   Total Tax Exempt Commercial Paper                                                   29,590,000
----------                                                                                       -----------
              Total Investments (100.46%)(Cost 173,171,315+)                                     173,171,315
              Liabilities in Excess of Cash and Other Assets (-0.46%)                            (   785,836)
                                                                                                 -----------
              Net Assets (100.00%), 172,386,803 Shares Outstanding - Class A (Note 3)           $172,385,479
                                                                                                ============
              Net Asset Value, offering and redemption price per share                          $       1.00
                                                                                                ============

              + Aggregate cost for federal income tax purposes is identical.


FOOTNOTES:

(a) The ratings noted for variable rate demand instruments are those of the bank whose letter of credit secures such instruments or the guarantor of the bond. P1 and A1+ are the highest ratings assigned for tax exempt commercial paper.

(b) Securities that are not rated which the Fund's Board of Directors has determined to be of comparable quality to those rated securities in which the Fund invests.

(c) Securities payable on demand at par including accrued interest (usually with seven days notice) and, if indicated, unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

(d)  The maturity date indicated is the next put date.


KEY:
     BAN       =    Bond Anticipation Note                    LOC       =    Letter of Credit
     COPS      =    Certificate of Participations             MBIA      =    Municipal Bond Insurance Association
     FHA       =    Federal Housing Administration            PCFA      =    Pollution Control Finance Authority
     GO        =    General Obligation                        PCRB      =    Pollution Control Revenue Bond
     HRB       =    Hospital Revenue Bond                     RB        =    Revenue Bond
     IDRB      =    Industrial Development Revenue Bond       RRRB      =    Resource Recovery Revenue Bond

-------------------------------------------------------------------------------
                       See Notes to Financial Statements.

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NORTH CAROLINA DAILY MUNICIPAL INCOME FUND, INC.
STATEMENT OF OPERATIONS
YEAR ENDED AUGUST 31, 1996


===============================================================================


INVESTMENT INCOME

Income:
    Interest....................................................................     $  6,680,720
                                                                                     ------------

Expenses: (Note 2)
    Investment management fee...................................................          738,885
    Shareholder servicing fee (Class A).........................................          461,803
    Administration fee..........................................................          383,707
    Custodian expenses..........................................................           26,613
    Shareholder servicing and related shareholder expenses......................          121,153
    Legal, compliance and filing fees...........................................           29,590
    Audit and accounting........................................................           62,517
    Directors fees.............................................................             6,490
    Amortization of organization expenses.......................................            8,705
    Other.......................................................................           10,866
                                                                                     ------------
        Total expenses..........................................................        1,850,329
       Less: Fees waived (Note 2)...............................................     (    372,287)
                                                                                     ------------
       Net expenses.............................................................        1,478,042
                                                                                     ------------
Net investment income...........................................................        5,202,678
                                                                                     ------------

REALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) on investments.........................................            3,417
                                                                                     ------------
Increase in net assets from operations..........................................     $  5,206,095
                                                                                     ============


-------------------------------------------------------------------------------
                       See Notes to Financial Statements.

-------------------------------------------------------------------------------


NORTH CAROLINA DAILY MUNICIPAL INCOME FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED AUGUST 31, 1996 AND 1995


===============================================================================



                                                                                 1996                    1995
                                                                           ---------------         ----------------
INCREASE (DECREASE) IN NET ASSETS

Operations:
    Net investment income..........................................         $     5,202,678        $      4,352,992
    Net realized gain (loss) on investments........................                   3,417                     498
                                                                            ---------------        ----------------
Increase in net assets from operations.............................               5,206,095               4,353,490


Dividends to shareholders from net investment income:

    Class A........................................................         (     5,202,678)*      (      4,328,632)*
    Class B........................................................                --              (         24,360)*
Capital share transactions (Note 3):
    Class A........................................................               8,126,540              41,434,929
    Class B........................................................                 --                        --
                                                                            ---------------        ----------------
      Total increase (decrease)....................................               8,129,957              41,435,427

Net assets:
    Beginning of year..............................................             164,255,522             122,820,095
                                                                            ---------------        ----------------
    End of year....................................................         $   172,385,479        $    164,255,522
                                                                            ===============        ================

* Designated as exempt-interest dividends for federal income tax purposes.

-------------------------------------------------------------------------------
                       See Notes to Financial Statements.

-------------------------------------------------------------------------------


NORTH CAROLINA DAILY MUNICIPAL INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS

===============================================================================



1. Summary of Accounting  Policies.

North Carolina Daily Municipal Income Fund,Inc. is a no-load, non-diversified, open-end management investment company registered under the Investment Company Act of 1940. The Fund is a short-term, tax exempt money market fund. The Fund has two classes of stock authorized, Class A and Class B. The Class A shares are subject to a service fee pursuant to the Distribution and Service Plan. The Class B shares are not subject to a service fee. In all other respects, the Class A and Class B shares represent the same interest in the income and assets of the Fund. Distribution of Class B shares commenced December 12, 1994. The Fund's financial statements are prepared in accordance with generally accepted accounting principles for investment companies as follows:

     a)   Valuation of Securities -

     Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

     b)  Federal  Income  Taxes -

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax exempt and taxable income to its shareholders. Therefore, no provision for federal income tax is required.

     c) Dividends and Distributions -

     Dividends from investment income (excluding capital gains and losses, if any, and amortization of market discount) are declared daily and paid monthly. Distributions of net capital gains, if any, realized on sales of investments are made after the close of the Fund's fiscal year, as declared by the Fund's Board of Directors.

     d) Use of Estimates -

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that effect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     e) General -

     Securities transactions are recorded on a trade date basis. Interest income
     is  accrued  as  earned.   Realized   gains  and  losses  from   securities
     transactions are recorded on the identified cost basis.

2. Investment Management Fees and Other Transactions with Affiliates.

Under the Investment Management Contract, the Fund pays an investment management fee to Reich & Tang Asset Management L.P. (the Manager) at the annual rate of
 .40% of the Fund's  average  daily net assets.  The Manager is to reimburse  the
Fund  for  its  expenses   (exclusive  of  interest,   taxes,   brokerage,   and
extraordinary expenses) to the extent that such expenses, including the investment management and the shareholder servicing and administration fees, for any fiscal year exceed the limits on investment company expenses prescribed by any state in which the Fund's shares are qualified for sale. No such reimbursement was required for the year ended August 31, 1996.
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

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===============================================================================


2.   Investment   Management  Fees  and  Other   Transactions   with  Affiliates
(Continued).


Pursuant to an Administrative Services Contract the Fund pays to the Manager an annual fee of .21% of the Fund's average daily net assets. Prior to December 1, 1995, the Administrative fee was .20%.


Pursuant to a Distribution Plan adopted under Securities and Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors L.P. (the Distributor) have entered into a Distribution Agreement and a Shareholder Servicing Agreement, only with respect to the Class A shares of the Fund. For its services under the Shareholder Servicing Agreement, the Distributor receives from the Fund with respect only to the Class A shares, a fee equal to .25% of the Fund's average daily net assets. There were no additional expenses borne by the Fund pursuant to the Distribution Plan.

During the year ended August 31, 1996, the Manager voluntarily waived investment management fees and administration fees of $21,971 and $350,316, respectively.

Fees are paid to Trustees who are unaffiliated with the Manager on the basis of $1,000 per annum plus $250 per meeting attended.

Included in the Statement of Operations under the caption "Shareholder servicing and related shareholder expenses" are fees of $60,376 paid to Reich & Tang Services L.P., an affiliate of the Manager, as servicing agent for the Fund.

3. Capital Stock.

At August 31, 1996, 20,000,000,000 shares of $.001 par value stock were authorized and capital paid in amounted to $172,386,803. Transactions in capital stock, all at $1.00 per share, were as follows:



    Class A

                                                                 Year                              Year
                                                                 Ended                             Ended
                                                           August 31, 1996                   August 31, 1995
                                                           ---------------                   ---------------
    Sold...............................................        500,625,735                       621,223,319
    Issued on reinvestment of dividends................          2,474,924                         2,303,648
    Redeemed...........................................   (    494,974,119)                 (    582,092,038)
                                                          ----------------                   ---------------
    Net increase.......................................          8,126,540                        41,434,929
                                                          ================                   ===============

     Class B*

                                                           December 12, 1994
                                                     (Commencement of Operations)
                                                          to August 31, 1995
                                                          ------------------

    Sold...............................................          5,002,449
    Issued on reinvestment of dividends................             24,108
    Redeemed...........................................   (      5,026,557)
                                                          ----------------
    Net increase.......................................           -0-
                                                          ================

    *  There were no class B shares issued during the fiscal year ended August 31, 1996 and none were outstanding as of August 31, 1996.

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


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NORTH CAROLINA DAILY MUNICIPAL INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

===============================================================================
4. Sales of Securities.

Accumulated undistributed realized losses at August 31, 1996 amounted to $1,324. Such amount represents tax basis capital losses which may be carried forward to offset future capital gains. Such losses expire August 31, 2000.

5. Concentration of Credit Risk.

The Fund invests primarily in obligations of political subdivisions of the State of North Carolina and, accordingly, is subject to the credit risk associated with the non-performance of such issuers. Approximately 60% of these investments are further secured, as to principal and interest, by letters of credit issued by financial institutions. The Fund maintains a policy of monitoring its exposure by reviewing the credit worthiness of the issuers, as well as that of the financial institutions issuing the letters of credit, and by limiting the amount of holdings with letters of credit from one financial institution.


6. Selected Financial Information.

                                                                     (December 12, 1994                         September 10, 1991
                                               Year          Year      (Commencement      Year         Year       (Commencement
                                               Ended         Ended   of Operations) to    Ended        Ended    of Operations) to
                                            August 31,    August 31,    August 31,     August 31,   August 31,     August 31,
                                               1996          1995          1995           1994         1993           1992
                                            ---------     ----------    ----------     ---------    ---------     -----------
                                             Class A       Class A       Class B
                                            ---------     ----------    ----------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period        $    1.00     $     1.00    $     1.00     $    1.00    $    1.00     $      1.00
                                            ----------    -----------   -----------    ----------   ----------    ------------
Income from investment operations:
Net investment income............                0.029          0.030         0.024         0.018        0.019           0.030
Less distributions:
Dividends from net investment income             0.029          0.030         0.024         0.018        0.019           0.030
                                            ----------    -----------   -----------    ----------   ----------    ------------
Net asset value, end of period...           $    1.00     $     1.00    $     1.00     $    1.00    $    1.00     $      1.00
                                            ==========    ===========   ===========    ==========   ==========    ============
Total Return.....................                2.87%          3.04%         3.48%*        1.86%        1.94%           3.07%*
Ratios/Supplemental Data
Net assets, end of period (000)..           $  172,385    $   164,256   $     -0-      $  122,820   $   93,294    $     75,417
Ratios to average net assets:
Expenses.........................                 .80%(b)        .78%(a)       .51%*(b)      .75%(a)      .71%(a)         .50%*(a)
Net investment income............                2.82%(b)       3.01%(a)      3.40%*(b)     1.85%(a)     1.91%(a)        2.82%*(a)

*    Annualized
(a)  Net of management, shareholder servicing and administration fees waived equivalent to .24%, .29%, .35% and .62%
     of average net assets for  Class A in 1995 and for the Fund in years 1994, 1993 and 1992, respectively.
(b)  Net of management and administration fees waived equivalent to .20% of average net assets.


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


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NORTH CAROLINA DAILY MUNICIPAL INCOME FUND, INC.
INDEPENDENT AUDITOR'S REPORT

===============================================================================

The Board of Directors and Shareholders
North Carolina Daily Municipal Income Fund, Inc.


We have audited the accompanying statement of net assets of North Carolina Daily Municipal Income Fund, Inc. as of August 31, 1996, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the selected financial information for each of the four years in the period then ended and the period from September 10, 1991 (Commencement of Operations) to August 31, 1992. These financial statements and selected financial information are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and selected financial information based on our audits.


We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and selected financial information are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 1996, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


In our opinion, the financial statements and selected financial information referred to above present fairly, in all material respects, the financial position of North Carolina Daily Municipal Income Fund, Inc. as of August 31, 1996, the results of its operations, the changes in its net assets and the selected financial information for the periods indicated, in conformity with generally accepted accounting principles.



                                             /S/   McGladrey & Pullen, LLP




New York, New York
October 2, 1996



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This report is submitted for the general  information of the shareholders of the
Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund's objectives and policies, experience of its
management,     marketability    of    shares,     and    other     information.
-------------------------------------------------------------------------------





North Carolina Daily Municipal Income Fund, Inc.
     600 Fifth Avenue
     New York, New York 10020


Manager
     Reich & Tang Asset Management L.P.
     600 Fifth Avenue
     New York, New York 10020


Custodian
     Investors Fiduciary Trust Company
     811 Main Street
     Kansas City, Missouri 64105


Transfer Agent &
    Dividend Disbursing Agent
     Reich & Services, L.P.
     600 Fifth Avenue
     New York, New York 10020



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